As filed on May 28, 2003
                                                        File No. 333-_______

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                             FIRST FOCUS FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)

                                1620 Dodge Street
                              Omaha, Nebraska 68197

                    (Address of Principal Executive Offices)

                                 (402) 341-0500

                        (Area Code and Telephone Number)

                                   Meg Davies
                           c/o First Focus Funds, Inc.
                          1620 Dodge Street, Stop 1071
                              Omaha, Nebraska 68197

                     (Name and Address of Agent for Service)

                                   Copies to:

     Donald F. Burt, Esq.                        John C. Munch, Esq.
     Cline, Williams, Wright,                    c/o SEI Investments Company
        Johnson & Oldfather, L.L.P.              Oaks, Pennsylvania 19456
     1900 U.S. Bank Building
     233 South 13th Street
     Lincoln, Nebraska 68508

Title of Securities Being Registered: First Focus Income Fund Common Stock.

Approximate Date of Proposed Public Offering: As soon as possible after the effective date of this Registration Statement.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of Common Stock of Registrant have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this Registration Statement will become effective on June 27, 2003, pursuant to Rule 488 under the Securities Act of 1933.

                             FIRST FOCUS FUNDS, INC.
                                1620 Dodge Street
                              Omaha, Nebraska 68197

                                                                  June 27, 2003

Dear Shareholder:

         On behalf of the Board of Directors of the First Focus Funds, Inc. (the "Company"), we are pleased to invite you to a special meeting of shareholders of First Focus Bond Fund (the "Acquired Fund") and First Focus Income Fund (the "Acquiring Fund") to be held at 11:00 a.m. (Eastern time) on July 25, 2003 at the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456 (the "Special Meeting").

         At the Special Meeting, you will be asked to approve a proposed Agreement and Plan of Reorganization, dated as of May 6, 2003 (the "Reorganization Agreement"), by and between the Acquired Fund and the Acquiring Fund, which contemplates the reorganization (the "Reorganization") of the Acquired Fund into the Acquiring Fund, with the Acquiring Fund continuing after the Reorganization.

         In considering these matters, you should note:

         o The individuals managing the Acquired Fund will not change as a result of the reorganization. FNB Fund Advisers currently serves as the investment adviser for the Acquired Fund and the Acquiring Fund, and will continue to serve as investment adviser to the Acquiring Fund.

         o The objectives and policies of the Acquiring Fund are substantially the same as those of the Acquired Fund and the Reorganization is expected to result in operating expenses that are lower before any fee waivers are taken into account and also lower after taking into account fee waivers.

         o The Acquired Fund will be paying all expenses relating to the Reorganization.

         o The Reorganization is not expected to cause you to recognize any taxable gains or losses on your shares of the Acquired Fund or the Acquiring Fund.

         As part of the transaction, shareholders in the Acquired Fund will receive shares of the Acquiring Fund equal in value to their shares of the Acquired Fund. The Acquired Fund will then be liquidated.

         The Board of Director of the Company believes the Plan of Reorganization is in the best interests of the Acquired Fund and Acquiring Fund shareholders.

         Your vote on the transaction is important. The Reorganization will be effected only if approved by the holders of a majority of the outstanding shares of both the Acquired Fund and the Acquiring Fund. The term "majority of the outstanding shares" means the vote of: (i) 67% or more of a fund's outstanding shares present or represented by proxy at a meeting, if holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the fund's outstanding shares, whichever is less. We hope you will participate by casting your vote in person, or by proxy if you are unable to attend the meeting. Please read the enclosed Proxy Statement/Prospectus carefully before you vote.

         THE BOARD OF DIRECTORS OF FIRST FOCUS FUNDS, INC. BELIEVES THAT THE REORGANIZATION IS IN THE BEST INTERESTS OF THE ACQUIRED FUND, THE ACQUIRING FUND AND THEIR RESPECTIVE SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR ITS APPROVAL.

         Thank you for your prompt attention and participation.

                                 Sincerely,



                                 /s/ David P. Greer
                                 President

                      IMPORTANT PROXY INFORMATION ENCLOSED.
                           -IMMEDIATE ACTION REQUIRED!

                             FIRST FOCUS FUNDS, INC
                                    PROXY Q&A

THE FOLLOWING IS IMPORTANT INFORMATION TO HELP YOU TO UNDERSTAND THE PROPOSALS ON WHICH YOU ARE BEING ASKED TO VOTE. PLEASE READ THE ENTIRE PROXY STATEMENT.

WHY IS THIS REORGANIZATION TAKING PLACE? FNB Fund Advisers, the investment adviser to First Focus Income Fund (the "Acquiring Fund") and First Focus Bond Fund (the "Acquired Fund") has made a recommendation to combine the assets of the Acquired and Acquiring Funds, which have very similar investment objectives. To effectuate this decision, the Acquired Fund and Acquiring Fund must reorganize.

WHEN WILL THIS REORGANIZATION BECOME EFFECTIVE? The Reorganization is currently anticipated to occur on or about July 31, 2003 assuming shareholder approval is obtained. Shortly after the Reorganization has been approved, Acquired Fund shareholders will receive new account information on your new ownership in the Acquiring Fund.

WHO IS ELIGIBLE TO VOTE ON THIS REORGANIZATION? Shareholders of record of the Acquiring Fund and Acquired Fund as of the close of business on June 16, 2003 are entitled to vote on this Reorganization.

HOW CAN I VOTE ON THIS REORGANIZATION? Shareholders are being asked to approve this Reorganization through voting at the Special Meeting of Shareholders, which is scheduled to occur on July 25, 2003. Your vote is very important. You have the flexibility to cast your vote either in person or by mail. Upon approval of the Reorganization, each Acquired Fund shareholder's account will automatically be transferred to the Acquiring Fund on or about July 31, 2003.

WHAT WILL HAPPEN TO MY ACQUIRED FUND ACCOUNT? After the Reorganization, shareholders will be assigned a new account with the Acquiring Fund and then the Acquired Fund account will be closed. This process will occur automatically, with no action required by you.

WILL I INCUR TAXES AS A RESULT OF THIS REORGANIZATION? This Reorganization is expected to be a tax-free event. Generally, shareholders of the Acquired Fund will not incur gains or losses on the conversion from Acquired Fund shares into Acquiring Fund shares as a result of this Reorganization. Shareholders will incur gains or losses if they sell their Acquired Fund shares before the Reorganization becomes effective or sell their Acquiring Fund shares after the Reorganization becomes effective. Shareholders will also be responsible for tax obligations associated with monthly or periodic dividend and capital gains distributions that occur prior to and after the reorganization. Acquiring Fund shareholders will experience no tax consequences as a result of the Reorganization, nor any change in tax consequences after the Reorganization.

WHERE CAN I GET MORE INFORMATION ABOUT THIS REORGANIZATION? Contact Meg Davies at 402-633-3305.

                             FIRST FOCUS FUNDS, INC.

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 25, 2003

         A Special Meeting of the shareholders of First Focus Funds, Inc. (the "Company"), with respect to its First Focus Bond Fund (the "Acquired Fund") and First Focus Income Fund (the "Acquiring Fund") will be held at offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456 on July 25, 2003, at 11:00 a.m. (Eastern time) to consider the following proposals:

         Proposal 1:    To approve or disapprove a proposed Agreement and
                        Plan of Reorganization (the "Reorganization
                        Agreement") between the Acquired Fund and the Acquiring Fund, whereby the Acquiring Fund would acquire all of the assets of the Acquired Fund in exchange for Acquiring Fund shares to be distributed pro rata to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired
                        Fund.

         Proposal 2:    To transact such other business as may properly
                        come before the Special Meeting or at any adjournments thereof.

         Shareholders of record of the Acquired Fund and Acquiring Fund as of the close of business on Monday, June 16, 2003 are entitled to notice of and to vote at the Special Meeting, or at any adjournment thereof.

                                          By Order of the Board of Directors


                                          --------------------------------------
                                          John C. Munch
                                          Secretary


--------------------------------------------------------------------------------
IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY SO THAT THE REQUIRED QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.
--------------------------------------------------------------------------------

                           PROXY STATEMENT/PROSPECTUS
                               Dated June 27, 2003

       Relating to the Acquisition of the Assets of First Focus Bond Fund

            By and in exchange for Shares of First Focus Income Fund

         This Proxy Statement/Prospectus describes the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") whereby the assets and liabilities of First Focus Bond Fund (the "Acquired Fund"), would be transferred to First Focus Income Fund (the "Acquiring Fund") (together, the "Funds"), in return for shares of the Acquiring Fund (the "Reorganization"). Immediately after the transfer of the Acquired Fund's assets and liabilities, the Acquired Fund will make a liquidating distribution to its shareholders of the Acquiring Fund's shares. Following the completion of the Reorganization, the Acquired Fund will be terminated. Both the Acquiring Fund and the Acquired Fund are series of First Focus Funds, Inc., (the "Company") a Nebraska corporation, 1620 Dodge Street, Omaha, Nebraska 68197.

         The Reorganization will take place only if shareholders of both the Acquired Fund and the Acquiring Fund approve the Reorganization. If shareholders of either Fund do not approve the Reorganization, the Board of Directors of the Company will consider an alternate course of action for the Acquired Fund.

                THE BOARD OF DIRECTORS OF THE COMPANY UNANIMOUSLY
              RECOMMENDS APPROVAL OF THE REORGANIZATION AGREEMENT.

         This Proxy Statement/Prospectus should be retained for future reference. It sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. This Proxy Statement/Prospectus is accompanied by the Prospectus of the Company dated July 31, 2002, as supplemented on November 8 and December 12, 2002 and May 9, 2003, which is incorporated herein by reference. The Statement of Additional Information for the Company dated January 7, 2003 (relating to that Prospectus) and June 27, 2003 (relating to this Proxy Statement/Prospectus), both containing additional information, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. Copies of the Statements of Additional Information may be obtained without charge by calling 1-800-662-4203 or writing: First Focus Funds Service Center, P.O. Box 219022, Kansas City, Missouri 64121-9022.

         For a comparison of the investment policies of the Acquiring Fund and the Acquired Fund, see "Summary - Investment Objectives, Policies and Restrictions." For a more detailed discussion of the investment objectives, policies, risks and restrictions of the Acquiring Fund see the aforementioned Prospectus and Statement of Additional Information of the Acquiring Fund.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

SUMMARY OF EXPENSES...........................................................

SUMMARY.......................................................................

         About the Proposed Reorganization....................................

         Investment Objectives and Policies...................................

         Adviser and Advisory Fees............................................

         The Administrator....................................................

         Distribution Arrangements............................................

         Purchase, Exchange and Redemption Procedures.........................

         Dividends............................................................

         Tax Consequences.....................................................

         Risk Factors.........................................................

BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION........................

DESCRIPTION OF THE REORGANIZATION AGREEMENT...................................

DESCRIPTION OF ACQUIRING FUND SHARES..........................................

FEDERAL INCOME TAX CONSEQUENCES...............................................

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS.................

         General..............................................................

         Shares of the Funds..................................................

         Voting Rights........................................................

         Directors............................................................

         Liability of Directors and Officers..................................

         Termination..........................................................

CAPITALIZATION................................................................

INFORMATION ABOUT THE COMPANY AND THE FUNDS...................................

VOTING INFORMATION............................................................

         Outstanding Shares and Voting Requirements...........................

         Dissenter's Right of Appraisal.......................................

AGREEMENT AND PLAN OF REORGANIZATION - EXHIBIT A..............................

                               SUMMARY OF EXPENSES

                                               Acquired   Acquiring   Acquiring
                                               Fund (1)   Fund (1)    Fund Pro
                                                                       Forma (1)
                                               ---------------------------------
SHAREHOLDER FEES (fees paid
         directly from your investment).......  None        None        None
ANNUAL FUND OPERATING EXPENSES
         (expenses that are deducted from
         Fund assets).........................
Management Fees...............................  0.60%      0.60%        0.60%
Distribution and Service (12b-1) Fees.........  None        None        None
Other Expenses................................  0.55%      0.54%        0.50%
Total Fund Operating Expenses.................  1.15%      1.14%        1.10%
Fee Reduction and/or Expense Reimbursement....  0.18%      0.25%        0.25%
Total Annual Operating Expenses (2)...........  0.97%      0.89%        0.85%

(1) The fees and expenses shown for the Acquired and Acquiring Funds are for the fiscal year ended March 31, 2003. The fees and expenses shown for the Acquiring Fund Pro Forma are estimated fees and expenses expected to be incurred for the fiscal year ending March 31, 2004, before waivers.

(2) The table above reflects all fees the Funds' service providers were entitled to receive during the fiscal year ended March 31, 2003 pursuant to their contracts with the Funds or others. However, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual annual Management Fees for the fiscal year ended March 31, 2003 for the Acquired Fund and the Acquiring Fund were 0.50% and 0.43%, respectively. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

         The following Example is intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Acquiring Fund. The Example assumes that you invest $10,000 in the Acquired Fund and Acquiring Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Acquired Fund, Acquiring Fund and Pro Forma operating expenses are as shown above in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           1 year   3 years  5 years  10 years
                                           ------   -------  -------  --------
Acquired Fund                               $117    $365    $633       $1,398
Acquiring Fund                              $116    $362    $628       $1,386
Acquiring Fund (Pro Forma)                  $112    $350    $606       $1,340

                                     SUMMARY

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus, the Prospectus of the Company dated July 31, 2002, as supplemented on November 8 and December 12, 2002 and May 9, 2003 (the "First Focus Prospectus"), the Statement of Additional Information of the Company dated January 7, 2003, (the "First Focus SAI") and the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as EXHIBIT A.

         ABOUT THE PROPOSED REORGANIZATION

         The Board of Directors of the Company has voted to recommend to holders of the shares of the Acquired Fund the approval of the Reorganization Agreement whereby the Acquiring Fund would acquire all of the assets of the Acquired Fund in exchange for the Acquiring Fund's shares to be distributed pro rata by the Acquired Fund to its shareholders in complete liquidation and dissolution of the Acquired Fund (the "Reorganization"). As a result of the Reorganization, each Acquiring Fund shareholder will become the owner of shares of the Acquiring Fund having a total net asset value equal to the total net asset value of his or her holdings in the Acquired Fund on the date of the Reorganization, as set forth in the Reorganization Agreement. The Company's Articles of Incorporation require that shareholders of the Acquiring Fund also approve the Reorganization Agreement.

         As a condition to the Reorganization transaction, the Company will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that no gain or loss will be recognized by the Acquired Fund, Acquiring Fund or the shareholders of either. The adjusted tax basis of the Acquiring Fund shares received by the Acquired Fund shareholders will be the same as the adjusted tax basis of their corresponding shares in the Acquired Fund. After the Reorganization is completed, the Acquired Fund will be terminated.

         INVESTMENT OBJECTIVES AND POLICIES

         This section will help you compare the investment objectives, policies and limitations of the Successor Funds with the Acquired Funds.


             Acquiring Fund                                                Acquired Fund
-------------------------------------------------------     ----------------------------------------------------
                                       INVESTMENT OBJECTIVE

o  Seeks to maximize current income consistent with the      o  Seeks current income consistent with preservation
   preservation of capital.                                     of capital.

                                       PRINCIPAL INVESTMENTS

Under normal market conditions, the                          Under normal market conditions, the
Fund intends to invest primarily all,                        Fund intends to invest primarily all,
but must invest at least 65%, of its                         but must invest at least 80%, of its
assets in fixed income securities,                           assets in fixed income securities,
consisting of:                                               consisting of:

o  bonds, notes and debentures from a wide range of U.S.     o  bonds, notes and debentures from a wide range of
   corporate issuers;                                           U.S. corporate issuers;

o  mortgage-related securities;                              o  mortgage-related securities;

o  state, municipal or industrial  revenue bonds;            o  state, municipal or industrial revenue bonds;

o  obligations issued or guaranteed by the U.S.              o  obligations issued or guaranteed by the U.S.
   government, its agencies or instrumentalities;               government, its agencies or instrumentalities;

o  fixed income securities that can be                       o fixed income securities that can be
   converted into or exchanged for                             converted into or exchanged for
   common stock; or                                            common stock; or

o  repurchase agreements.                                    o  repurchase agreements.

                                       13

                                               STRATEGICS

o  dollar-weighted average portfolio maturity of four        o  dollar-weighted average portfolio maturity of five
    years or more under normal conditions.                       years or more under normal market conditions.

o  average portfolio duration comparable to Lehman U.S.      o  average portfolio duration comparable to Lehman U.S.
    Aggregate Bond Index (currently 3.85 years)                  Government/Credit Index (currently 5.41 years).

o  fixed income securities will be "investment grade,"       o  fixed income securities will be "investment grade,"
    i.e., rated within the four highest categories of a          i.e., rated within the four highest categories of a
    nationally recognized rating service, or of comparable       nationally recognized rating service, or of
    quality as determined by the adviser.                        comparable quality as determined by the adviser.

o  will invest no more than 50% of its value in              o  will invest no more than 25% of its value in
    mortgage-related securities.                                 mortgage-related securities.


                                     CERTAIN INVESTMENT RESTRICTIONS

  o  will not, as to 75% of total assets,                    Same as Acquiring Fund
     invest more than 5% of total assets
     in, or own more than 10% of voting securities
     of, an issuer

  o will not concentrate more than 25% of assets in the same industry (excluding government securities and subject to other exceptions)

  o will not borrow more than 10% of the value of its total assets

  o will not loan money (but may buy debt securities and enter into repurchase agreements)

  o will not purchase investment securities on margin, engage in short sales, underwrite securities of others, purchase or sell commodities or commodities contracts or purchase or sell real estate (excluding securities of real estate companies).

         Please be aware that this is only a brief discussion. In addition to the investments and strategies described in this summary, the Acquiring Fund and the Acquired Fund also may invest in other securities, use other strategies and engage in other investment practices. The Acquiring Fund and Acquired Fund are subject to certain additional investment policies and limitations described in the First Focus Prospectus and First Focus SAI referred to above, which set forth in full the investment objective, policies and investment limitations of the Acquiring Fund and the Acquired Fund, all of which are incorporated herein by reference thereto.

         The investments and strategies described in these summaries are those used under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Acquiring Fund and Acquired Fund may invest up to 100% of their assets in cash, cash equivalents, and high quality, short-term debt securities and money market instruments for temporary defensive purposes. During such period, a Fund may not be pursuing its investment objectives.

         ADVISER AND ADVISORY FEES

         FNB Fund Advisers, a division of First National Bank of Omaha ("FNB" or the "Adviser") is the adviser to the Acquired Fund and the Acquiring Fund. FNB manages mutual funds and private and institutional accounts. Its principal office is located at 1620 Dodge Street, Omaha, Nebraska 68197. As of March 31, 2003, FNB managed $1.9 billion in assets. For investment advisory services provided by FNB, the Acquired Fund and Acquiring Fund paid $192,451 (after fee waivers of $38,490) and $296,946 (after fee waivers of $117,396), respectively, to FNB for the fiscal year ended March 31, 2003.

         The annual investment advisory fees for the Acquiring Fund will be identical to the advisory fees for the Acquired Fund, that is, 0.60% of the average daily net assets of the Acquiring Fund, calculated daily and paid monthly.

         THE ADMINISTRATOR

         SEI Investments Mutual Funds Services serves as Administrator for the Acquiring Fund and the Acquired Fund and in that capacity will continue to provide certain administrative personnel and services necessary to operate the Acquiring Fund. The Administrator provides clerical, compliance, regulatory, accounting and other services.

         DISTRIBUTION ARRANGEMENTS

         SEI Distribution Co. (the "Distributor"), will continue to serve as the principal underwriter and distributor for shares of the Acquiring Fund. Shares of the Acquired Fund and the Acquiring Fund bear no sales charges or distribution fees. Both the Acquired Fund and the Acquiring Fund have adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") pursuant to which each may pay a distribution fee to the Distributor in an amount computed at an annual rate of 0.25% of the average daily net asset value of the shares to compensate brokers, dealers, and service providers who provide administrative and/or distribution services to the shareholders or their customers who beneficially own such shares. Neither the Acquired Fund nor the Acquiring Fund is actually paying 12b-1 fees at present, and there is no plan to begin paying such fees after the Reorganization is completed.

         For a complete description of distribution arrangements, reference is hereby made to the First Focus Prospectus and First Focus SAI referred to above, which is incorporated herein by reference thereto.

         PURCHASE, EXCHANGE, AND REDEMPTION PROCEDURES

         The transfer agent and dividend-disbursing agent for the Acquiring Fund and the Acquired Fund is First National Bank of Omaha, which has contracted with DST Systems, Inc. to perform the actual transfer and dividend-disbursing functions. The custodian for the Acquiring Fund and the Acquired Fund is First National Bank of Omaha. Procedures for the purchase, exchange and redemption of the shares of the Acquiring Fund are identical to the procedures applicable to the purchase, exchange and redemption of the shares of the Acquired Fund. Reference is made to the First Focus Prospectus for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of the shares of both Funds.

         Purchases of shares of the Acquiring Fund and the Acquired Fund may be made through an investment professional or by telephone, mailing a written request, or wire. The minimum initial investment in shares of the Acquiring Fund and the Acquired Fund is $1,000. This minimum may be waived for shares purchased through an Individual Retirement Account or other retirement plan. The Acquired Fund and the Acquiring Fund reserve the right to reject any purchase request.

         Except in limited circumstances, the net asset value per share for the Acquired Fund and the Acquiring Fund are calculated as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (the "NYSE") on each day on which the NYSE is open for business. If received before 4:00 p.m., Eastern time, purchase orders for shares of the Acquired Fund or the Acquiring Fund are considered received that same day.

         Acquired Fund shares and Acquiring Fund shares may be exchanged, at net asset value, for shares of another First Focus Fund.

         Redemptions of the Acquired Fund's and Acquiring Fund's shares may be made through a broker, by telephone or by mailing a written request. Shares of the Acquired Fund and Acquiring Fund are each redeemed at their net asset value, next determined after the redemption request is received on each day on which the net asset value is computed. Proceeds will ordinarily be distributed by check or by wire promptly, but not later than seven days after receipt of a redemption request.

         Any questions about the foregoing procedures in effecting purchases, exchanges or redemptions of the shares of the Acquiring Fund or the Acquired Fund may be directed to 1-800-662-4203.

         DIVIDENDS

         The Acquired Fund and Acquiring Fund distribute net investment income and capital gains, if any, at least annually. If you own shares on the record date, you will be entitled to receive the distribution. With respect to both the Acquired Fund and the Acquiring Fund, unless a shareholder otherwise instructs, dividends and capital gains distributions will be reinvested automatically in additional shares at net asset value.

         TAX CONSEQUENCES

         As a condition to the Reorganization transaction, the Company will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Code so that no gain or loss will be recognized by either the Acquired Fund, the Acquiring Fund or the shareholders of either. The adjusted tax basis of the Acquiring Fund shares received by the Acquired Fund shareholders will be the same as the adjusted tax basis of their shares in the Acquired Fund.

         RISK FACTORS

         The principal risk factors associated with investing in the Acquiring Fund and the Acquired Fund are the same, as shown in the table below:

              Acquiring Fund                            Acquired Fund
              --------------                            -------------

o   not a bank deposit and not insured             Same as Acquiring Fund
    by the FDIC or any
    other government agency

o   shares may fluctuate in value

o   adviser may not accurately predict
    economic and  political events
    affecting securities, prices and
    interest rates

o   changing interest rates will affect
    the value of the Fund's portfolio
    and the income it generates

o   Issuers of debt securities and sellers
    of repurchase agreements may not meet
    their financial obligations

             BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION

         Both the Acquired Fund and the Acquiring Fund (including predecessor entities) have existed for more than 10 years, under the management of FNB. Because the investment objectives and policies of the two Funds are so similar, FNB has recommended that they be combined in the hope of realizing certain economies of scale that will benefit shareholders of both Funds.

         The Board of Directors considered the recommendation of FNB, the similarity of the investment objectives and policies of the two Funds and the structure of the Reorganization. The Board also took into consideration: (1) that the expense ratios of the Acquiring Fund would be lower before any fee waivers are taken into account and also lower after taking into account fee waivers, and that there was no intention to raise expense ratios in the future;
(2) that there will be no change in the investment adviser of the Funds or the fees paid for its services; (3) that the respective net asset values per share of the Acquired Fund and Acquiring Fund are substantially the same; and (4) that the Reorganization would be tax free to both Funds and to their shareholders.

         The Board of Directors of the Company, including a majority of the independent Directors, determined that participation in the Reorganization is in the best interest of each Fund and that the interests of each Fund's shareholders would not be diluted as a result of its effecting the Reorganization. Based upon FNB's reasons for recommending the Reorganization, the Board of Directors of the Company unanimously voted to approve, and recommends to each Fund's shareholders the approval of, the Reorganization Agreement.

                   DESCRIPTION OF THE REORGANIZATION AGREEMENT

         The Reorganization Agreement provides that all of the assets of the Acquired Fund will be transferred to the Acquiring Fund, subject to the liabilities of the Acquired Fund. Each shareholder of the Acquired Fund will receive the same aggregate value of shares of the Acquiring Fund as the shareholder had in the Acquired Fund immediately prior to the Reorganization. The Acquired Fund's shareholders will not pay a sales charge, commission or other transaction cost in connection with their receipt of shares of the Acquiring Fund.

         Following the transfer of assets and assumption of liabilities of the Acquired Fund to and by the Acquiring Fund, and the issuance of shares by the Acquiring Fund to the Acquired Fund, the Acquired Fund will distribute the shares of the Acquiring Fund among the shareholders of the Acquired Fund in proportion to the number of shares each such shareholder holds in the Acquired Fund. In addition to receiving shares of the Acquiring Fund, each shareholder of the Acquired Fund will have a right to receive any declared and unpaid dividends or other distributions of the Acquired Fund. Following the Reorganization, shareholders of the Acquired Fund will be shareholders of the Acquiring Fund and the Company will take all steps necessary to effect the termination of the Acquired Fund.

         The Reorganization is subject to certain conditions, including: approval of the Reorganization Agreement and the transactions and exchange contemplated thereby as described in this Proxy Statement/Prospectus by the shareholders of the Acquiring Fund and the Acquired Fund; the receipt of a legal opinion described in the Reorganization Agreement regarding tax matters; the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement and other matters; and the parties' performance, in all material respects, of the agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the Reorganization is expected to occur on or about July 31, 2003 ("Closing Date").

         The Acquired Fund is responsible for the payment of all expenses of the Reorganization incurred by either party, whether or not the Reorganization is consummated. Such expenses include, but are not limited to, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to shareholders.

         The Reorganization may be terminated at any time prior to its consummation by the Company if circumstances should develop that, in the opinion of the Board of Directors of the Company, make proceeding with the Reorganization Agreement inadvisable. The Reorganization Agreement provides further that at any time prior to the consummation of the Reorganization: (i) the parties thereto may amend or modify any of the provisions of the Reorganization Agreement provided that such amendment or modification would not have a material adverse effect upon the benefits intended under the Reorganization Agreement and it would be consistent with the best interests of shareholders of the Acquired Fund and the Acquiring Fund; and (ii) either party may waive any of the conditions set forth in the Reorganization Agreement if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under the Reorganization Agreement to the shareholders of the Acquired Funds or the shareholders of the Acquiring Fund, as the case may be.

                      DESCRIPTION OF ACQUIRING FUND SHARES

         Shares of the Acquiring Fund to be issued in connection with the Reorganization are identical to the Acquired Fund's shares concerning rights and preferences. Full and fractional shares of the Acquiring Fund will be issued without the imposition of a sales charge or other fee to the shareholders of the Acquired Fund in accordance with the procedures described above. Shares of the Acquiring Fund to be issued to shareholders of the Acquired Fund under the Reorganization Agreement will be fully paid and nonassessable by the Company when issued and transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the First Focus Prospectus provided herewith for additional information about shares of the Acquiring Fund.

                         FEDERAL INCOME TAX CONSEQUENCES

         As a condition to the Reorganization, the Company on behalf of the Acquired Fund and the Acquiring Fund, will receive an opinion of counsel to the Company, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (1) the Reorganization as set forth in the Reorganization Agreement will constitute a tax-free "reorganization" under Section 368(a)(1)(F) of the Code, and the Acquired Fund and the Acquiring Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (2) no gain or loss will be recognized by an Acquiring Fund upon its receipt of the Acquired Fund's assets (subject to the liabilities of the Acquired Fund) in exchange for Acquiring Fund shares; (3) no gain or loss will be recognized by the Acquired Fund upon the transfer of its assets (subject to the liabilities of the Acquired
Fund) to the Acquiring Fund in exchange for Acquiring Fund shares or upon the distribution of the Acquiring Fund shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (4) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their shares for Acquiring Fund shares; (5) the adjusted tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the adjusted tax basis of such assets to the Acquired Fund immediately prior to the Reorganization; (6) the adjusted tax basis of Acquiring Fund shares received by shareholders of the Acquired Fund pursuant to the Reorganization will be the same as the adjusted tax basis of the Acquired Fund shares held by shareholders immediately prior to the Reorganization; (7) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund; and (8) the holding period of the Acquiring Fund's shares received by shareholders of the Acquired Fund pursuant to the Reorganization will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided the Acquired Fund shares were held as capital assets on the date of the Reorganization.

         The Company has not sought a tax ruling from the Internal Revenue Service ("IRS"), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own tax adviser concerning the potential tax consequences to them, including state and local income taxes.

          COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

         GENERAL

         The Acquiring Fund and the Acquired Fund each is a series of an open-end management investment company registered under the 1940 Act. The Company is organized as a corporation under the laws of the State of Nebraska and is governed by its Articles of Incorporation, By-Laws and Board of Directors, in addition to applicable state and federal law. The rights of shareholders of the Acquiring Fund and the Acquired Fund, as set forth in the Articles of Incorporation of the Company, are identical. Set forth below is a brief summary of the significant rights of the shareholders of the Acquiring Fund and the Acquired Fund.

         SHARES OF THE FUNDS

         The Company is authorized to issue one billion shares of Common Stock with a par value $.00001 per share. The Company is authorized to issue more than one class of shares, and could do so in the future. At present, the Company has only one class of Common Stock outstanding. Issued and outstanding shares of the Acquiring Fund and the Acquired Fund are fully paid and nonassessable by the Company and are freely transferable.

         VOTING RIGHTS

         The Company is not required to hold annual meetings of shareholders, except as required under the 1940 Act. Shareholder approval is necessary for certain changes in operations, the election of Directors under certain circumstances, and certain amendments to the Articles of Incorporation. The Company requires that a special meeting of shareholders be called for any permissible purpose upon the written request of the holders of at least 10% of the outstanding shares of the series or class of the Company entitled to vote. Each share of the Acquiring Fund and the Acquired Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. Nebraska law provides for cumulative voting of shares in any election of Directors. All shares of each portfolio or class in each portfolio of the Company have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

         DIRECTORS

         The Articles of Incorporation for the Company provide that the term of office of each Director shall be until the earlier of his or her death, resignation, retirement, or the election and qualification of a successor. A vacancy on the Board may be filled by a majority of the Directors remaining in office. A meeting of shareholders will be required for the purpose of electing additional Directors whenever fewer than two-thirds of the Directors then in office were elected by shareholders.

         LIABILITY OF DIRECTORS AND OFFICERS

         Under the Articles of Incorporation of the Company, and Nebraska law, corporate directors are not normally liable for their good-faith actions. The Articles of Incorporation of the Company further provide that Directors will be indemnified by the Company, to the fullest extent permitted by law, against liability and against all expenses in connection with litigation unless the person's conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person's duties.

         TERMINATION

         In the event of the liquidation or dissolution of the Company or any portfolio or class of the Company, the shareholders of the respective portfolio or class are entitled to receive, when and as declared by its Directors, the excess of the assets belonging to the respective portfolio or class over the liabilities belonging to the respective portfolio or class. In either case, the assets belonging to the portfolio or class will be distributed among the shareholders in proportion to the number of shares of the respective portfolio or class held by them.

                                 CAPITALIZATION

         The following table sets forth the unaudited capitalization of the Acquiring Fund and the Acquired Fund as of April 30, 2003, and on a pro forma combined basis as of that date.

                                             NET ASSET
                            NET ASSETS       VALUE PER         SHARES
                              (000)            SHARE        OUTSTANDING
                            -----------      ----------     -----------
Acquired Fund               $34,752,545         $10.51       3,305,717
Acquiring Fund              $74,792,143         $10.28       7,277,527
Pro Forma Combined         $109,544,688         $10.28      10,655,972


                   INFORMATION ABOUT THE COMPANY AND THE FUNDS

         Information about the Company and the Funds is contained in the First Focus Prospectus, the First Focus SAI and the Statement of Additional Information dated June 27, 2003 (relating to this Proxy Statement/Prospectus), each of which is incorporated herein by reference. Copies of the Statements of Additional Information, which have been filed with the Securities and Exchange Commission (the "SEC"), may be obtained upon request and without charge by contacting the Company at 1-800-662-4203, or by writing to the Company at First Focus Funds Service Center, P.O. Box 219022, Kansas City, Missouri 64121-9022. The Company is subject to the informational requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Company can be obtained by calling or writing the Company and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, D.C. located at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates or from the SEC's Internet site at http://www.sec.gov.

         This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the Company with the SEC under the 1933 Act, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Company and the Funds and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

                               VOTING INFORMATION

         This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Directors of the Company of proxies for use at the Special Meeting of Shareholders (the "Special Meeting") to be held at 11:00 a.m. (Eastern time) on July 25, 2003 at the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, and at any adjournments thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated which may properly come before the Special Meeting. A proxy, if properly executed, duly returned and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Reorganization Agreement. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of the Company an instrument revoking the proxy, by submitting a proxy bearing a later date or by attending and voting in person at the Special Meeting.

         The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Acquired Fund. In addition to solicitations through the mails, proxies may be solicited by officers, employees and agents of the Funds, the Adviser or others at no additional cost to the Acquired Fund. Such solicitations may be by telephone, other electronic media or personal contact. The Adviser will reimburse custodians, nominees and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

         OUTSTANDING SHARES AND VOTING REQUIREMENTS

         The Board of Directors of the Company has fixed the close of business on June 16, 2003, as the record date for the determination of shareholders of the Funds entitled to notice of and to vote at the Special Meeting and at any adjournments thereof. As of the record date, _____________ shares of the Acquiring Fund and ______________ shares of the Acquired Fund were outstanding and entitled to vote. Each share is entitled to one vote and fractional shares have proportionate voting rights.

         On the record date, the Directors and officers of the Company as a group owned less than 1% of the outstanding shares of each of the Funds. To the best knowledge of the Company as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% more of either Fund's outstanding shares.





--------------------------------------------------------------------------------
                             Shares Owned of Record           Percent of
    Name and Address          and Beneficially              Outstanding Shares
--------------------------------------------------------------------------------

                                 ACQUIRING FUND










                                  ACQUIRED FUND

         Approval of the Reorganization Agreement with respect to each Fund requires the affirmative vote of a majority of the outstanding shares voted of that Fund. A majority of the outstanding shares means the vote of: (i) 67% or more of that Fund's outstanding shares present at a meeting, if holders of more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less. Fifty percent (50%) of the shares of a Fund entitled to vote shall constitute a quorum at the Special Meeting for the purpose of voting on the proposed Reorganization. For purposes of determining the presence of a quorum, shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Special Meeting. Approval of the Reorganization is determined on the basis of a percentage of votes present at the Special Meeting, which would have the effect of treating abstentions and "broker non-votes" as if they were votes against the Reorganization.

         DISSENTER'S RIGHT OF APPRAISAL

         Shareholders of the Acquired Fund and the Acquiring Fund objecting to the Reorganization have no appraisal rights under the Company's Articles of Incorporation or Nebraska law.

         Management of the Company knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting. However, if any other business shall properly come before the Special Meeting, the persons named in the proxy intend to vote thereon in accordance with their best judgment.

         If at the time any session of the Special Meeting is called to order, a quorum is not present in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of one or more of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies with respect to any such proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of the proposal, in favor of such an adjournment, and will vote those proxies required to be voted against the proposal, against any such adjournment.

         Whether or not shareholders expect to attend the Special Meeting, all shareholders are urged to complete, sign and return the enclosed proxy form promptly.

                                   EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION


          This AGREEMENT AND PLAN OF REORGANIZATION dated as of May 6, 2003 (the "Agreement"), is between First Focus Income Fund ("Acquiring Fund") and First Focus Bond Fund ("Acquired Fund"), each a portfolio of First Focus Funds, Inc., a Nebraska corporation (the "Company") with its principal place of business at 1620 Dodge Street, Omaha, Nebraska 68197.

          WHEREAS, Company was incorporated on October 12, 1994, under Nebraska law and operates as an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), with authorized capital consisting of one billion (1,000,000,000) shares of common stock, issuable in series; and

          WHEREAS, Acquiring Fund and Acquired Fund each is a separate portfolio of Company;

          NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of the Acquired Fund solely in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and issuance of shares of stock of the Acquiring Fund ("Acquiring Fund Shares") followed by the distribution, at the Effective Time (as defined in Section 12 of this Agreement), of such Acquiring Fund Shares to the holders of shares of the Acquired Fund ("Acquired Fund Shares") on the terms and conditions hereinafter set forth, in liquidation of the Acquired Fund. The parties hereto hereby covenant and agree as follows:

          1. PLAN OF REORGANIZATION. At the Effective Time, the Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 5 of this Agreement) (the "Statement of Assets and Liabilities"), to the Acquiring Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Acquiring Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, and the Acquiring Fund shall deliver to the Acquired Fund a number of Acquiring Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Effective Time. The assets and liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Acquiring Fund. All debts, liabilities, obligations and duties of the Acquired Fund, to the extent that they exist at or after the Effective Time, shall after the Effective Time attach to the Acquiring Fund and may be enforced against such Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund. The events outlined in this Section 1 are the "Reorganization."

          2. TRANSFER OF ASSETS.

                  (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Effective Time.

                  (b) The Acquired Fund shall direct First National Bank of Omaha as custodian for the Acquired Fund (the "Custodian"), to deliver, at or prior to the Effective Time, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the Acquiring Fund within two business days prior to or at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Custodian shall deliver prior to or as of the Effective Time by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund's assets are deposited, the Acquired Fund's assets deposited with such depositories. The cash to be transferred by the Acquired Funds, if not already held by Custodian, shall be delivered by wire transfer of federal funds prior to or as of the Effective Time.

                  (c) The Acquired Fund shall direct First National Bank of Omaha, or its sub-agent (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver prior to or as of the Effective Time a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Fund Shares and the number and percentage ownership of outstanding shares owned by each shareholder immediately prior to the Effective Time. The Acquiring Fund shall provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. No later than the Effective Time each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3. CALCULATIONS.

                  (a) The number of Acquiring Fund Shares issued to the Acquired Fund pursuant to Section 1 hereof will be equal to the value of the net assets of the Acquired Fund, divided by the net asset value per share of the Acquiring Fund, both as determined as of the Valuation Time.

                  (b) The net asset value of Acquiring Fund Shares shall be the net asset value computed at the Valuation Time in the manner set forth in the Acquiring Fund's then current prospectus under the Securities Act of 1933 (the "1933 Act").

          4. VALUATION OF ASSETS. The value of the assets of the Acquired Fund shall be the value of such assets computed as of the Valuation Time (as hereinafter defined). The net asset value of the assets of the Acquired Fund to be transferred to the corresponding Acquiring Fund shall be computed by the Company. In determining the value of the securities transferred by the Acquired Fund to the Acquiring Fund, each security shall be priced in accordance with the pricing policies and procedures of the Acquired Fund as described in the then current prospectus and statement of additional information.

          5. VALUATION TIME. The valuation time shall be 4:00 p.m., Eastern Time, on July 31, 2003, or such earlier or later date and time as may be mutually agreed in writing by an authorized Representative of each of the parties (the "Valuation Time"). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Company, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.

          6. LIQUIDATION OF THE ACQUIRED FUND AND CANCELLATION OF SHARES. At the Effective Time, the Acquired Fund will liquidate and the Acquiring Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Effective Time in exchange for the Acquired Fund Shares and in complete liquidation of the Acquired Fund. Each Acquired Fund shareholder shall receive Acquiring Fund Shares equal in value to the Acquired Fund Shares held by that shareholder. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Fund in the name of each shareholder of the Acquired Fund that represents the number of Acquiring Fund Shares due such shareholder. All of the issued and outstanding shares of the Acquired Fund shall be cancelled on the books of the Company at the Effective Time and shall thereafter represent only the right to receive Acquiring Fund Shares. The Acquired Fund's transfer books shall be closed permanently. The Company also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.

          7. REPRESENTATIONS AND WARRANTIES OF THE COMPANY AND THE ACQUIRING FUND. The Company, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

                  (a) ORGANIZATION, EXISTENCE, ETC. The Company is a corporation duly organized and validly existing under the laws of the State of Nebraska and has the power to carry on its business as it is now being conducted.


                  (b) REGISTRATION AS INVESTMENT COMPANY. The Company is registered under the 1940 Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

                  (c) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Fund Shares issued and outstanding immediately prior to the Effective Time, and to be issued by the Acquiring Fund in connection with the Reorganization, have been duly authorized and are (or upon consummation of the Reorganization will be) validly issued, fully paid and non-assessable by the Company.

                  (d) AUTHORITY RELATIVE TO THIS AGREEMENT. The Company, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to carry out its obligations hereunder. The execution, delivery and performance of this Agreement, and the consummation of the transactions contemplated hereby, have been duly authorized by the Company's Board of Directors, and upon approval of the Reorganization by the shareholders of the Acquiring Fund, no other proceedings by the Acquiring Fund will be necessary to authorize the Company's officers to effectuate this Agreement and the transactions contemplated hereby. The Acquiring Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

                  (e) LIABILITIES. There are no liabilities of the Acquiring Fund, whether or not determined or determinable, other than liabilities incurred in the ordinary course of business subsequent to the Effective Time or otherwise disclosed to the Acquired Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Fund. The Company's Registration Statement, which is on file with the Securities and Exchange Commission (the "SEC"), does not contain an untrue statement of material fact or omit a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

                  (f) LITIGATION. Except as disclosed to the Acquired Fund, there are no claims, actions, suits or proceedings pending or, to the actual knowledge of the Acquiring Fund, threatened which would materially adversely affect the Acquiring Fund or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

                  (g) CONTRACTS. Except for contracts and agreements disclosed to the Acquired Fund, under which no default exists, the Acquiring Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquiring Fund.

                  (h) TAXES. As of the Effective Time, all Federal and other tax returns, information returns, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

                  (i) SUBCHAPTER M. For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company, has been eligible to and has computed its federal income tax under Section 852 of the Code.

          8. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Company, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

                  (a) ORGANIZATION, EXISTENCE, ETC. The Company is a corporation duly organized, validly existing and in good standing under the laws of the State of Nebraska and has the power to carry on its business as it is now being conducted.

                  (b) REGISTRATION AS INVESTMENT COMPANY. The Company is registered under the 1940 Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

                  (c) FINANCIAL STATEMENTS. The audited financial statements of the Company relating to the Acquired Fund for the fiscal year ended March 31, 2003 (the "Acquired Fund's Financial Statements"), as delivered to the Acquiring Fund, fairly present the financial position of the Acquired Fund as of the dates thereof, and the results of its operations and changes in its net assets for the periods indicated. There are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including notes thereto) in accordance with generally accepted accounting principles as of such date not disclosed therein.

                  (d) MARKETABLE TITLE TO ASSETS. The Acquired Fund will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Acquiring Fund. Upon delivery and payment for such assets, the Acquiring Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims.

                  (e) AUTHORITY RELATIVE TO THIS AGREEMENT. The Company, on behalf of the Acquired Fund, has the power to enter into this Agreement and to carry out its obligations hereunder. The execution, delivery and performance of this Agreement, and the consummation of the transactions contemplated hereby, have been duly authorized by the Company's Board of Directors, and, upon approval of the Reorganization by the shareholders of the Acquired Fund, no other proceedings by the Acquired Fund are necessary to authorize the Company's officers to effectuate this Agreement and the transactions contemplated hereby. The Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

                  (f) LIABILITIES. There are no liabilities of the Acquired Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquired Fund's Financial Statements and liabilities incurred in the ordinary course of business prior to the Effective Time, or otherwise disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquired Fund. The Company's Registration Statement, which is on file with the SEC, does not contain an untrue statement of a material fact or omit a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

                  (g) LITIGATION. Except as disclosed to the Acquiring Fund, there are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquired Fund, threatened which would materially adversely affect the Acquired Fund or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

                  (h) CONTRACTS. Except for contracts and agreements disclosed to the Acquiring Fund, under which no default exists, the Acquired Fund, at the Effective Time, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever.

                  (i) TAXES. As of the Effective Time, all Federal and other tax returns, information returns, and other tax-related reports of the Acquired Fund required by law to have been filed shall have been filed by such date (including extensions), and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

                  (j) SUBCHAPTER M. For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to and has computed its federal income tax under Section 852 of the Code.

          9. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND. The obligations of the Acquiring Fund to complete the Reorganization is expressly contingent on the following:

                  (a) All representations and warranties on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time. At the Effective Time, the Company shall have prepared a certificate from its President or Vice President, dated as of such date, certifying on behalf of the Company that as of such date the conditions set forth in this clause (a) have been met.

                  (b) The Acquiring Fund shall have received an opinion of counsel on behalf of the Acquired Fund, dated as of the Effective Time, addressed to, and in form and substance satisfactory to, Acquiring Fund, to the effect that: (i) the Company is duly organized and in good standing under the laws of the State of Nebraska and the Acquired Fund is a validly existing series of the Company; (ii) the Company is an open-end management investment company registered under the 1940 Act and such registration has not been revoked or rescinded and is in full force and effect; (iii) the Company, on behalf of the Acquired Fund, has power to sell, assign, convey, transfer and deliver the Acquired Fund's assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, the Acquired Fund will have duly sold, assigned, conveyed, transferred and delivered such assets to the Acquiring Fund; (iv) the execution and delivery of this Agreement will not, and the consummation of the transactions contemplated hereby will not, violate the Company's Articles of Incorporation or Bylaws or any provision of an agreement known to such counsel (without any independent inquiry or investigation) to which the Company, with respect to the Acquired Fund, is a party or by which it is bound; (v) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite corporate action on behalf of the Company and this Agreement has been duly executed and delivered by the Company on behalf of the Acquired Fund and is a valid and binding obligation of the Company on behalf of the Acquired Fund, subject to applicable bankruptcy, insolvency, fraudulent conveyance and similar laws or court decisions regarding enforcement of creditors' rights generally; and (vi) to the best of counsel's knowledge, no consent, approval, order or authorization of any court, governmental authority or agency is required for the Company to enter into this Agreement on behalf of the Acquired Fund or carry out its terms, except such as has been obtained under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act (together with the 1933 Act and the 1934 Act, the "Federal Securities Laws"), and Nebraska state law as it relates to the treatment of corporations (including, in the case of each of the foregoing, the rules and regulations thereunder) or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Fund or the consummation of the transactions contemplated by this Agreement. Such opinion may rely on a certificate of the President or Vice President of the Company as to factual matters.

                  (c) The Acquired Fund shall have delivered to the Acquiring Fund at the Effective Time the Acquired Fund's Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Company as to the aggregate asset value of the Acquired Fund's portfolio securities.

                  (d) At the Effective Time, the Company shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Company prior to or at the Effective Time and the Company shall have received a certificate from the President or Vice President of the Company, dated as of such date, certifying on behalf of the Company that the conditions set forth in this clause
(d) have been and continue to be, satisfied.

          10. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUNDS. The obligation of the Acquired Fund to complete the Reorganization is expressly contingent on the following:

                  (a) All representations and warranties on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time. At the Effective Time, the Company shall have prepared a certificate from its President or Vice President, dated as of such date, certifying on behalf of the Company that as of such date that the conditions set forth in this clause (a) have been met.

                  (b) The Acquired Fund shall have received an opinion of counsel on behalf of the Acquiring Fund, dated as of the Effective Time, addressed to, and in form and substance satisfactory, to the Acquired Fund, to the effect that: (i) the Company is duly organized under the laws of the State of Nebraska and the Acquiring Fund is a validly existing series of the Company;
(ii) the Company is an open-end management investment company registered under the 1940 Act and such registration has not been revoked or rescinded and such registration is in full force and effect; (iii) the execution and delivery of this Agreement will not, and the consummation of the transactions contemplated hereby will not, violate the Company's Articles of Incorporation or Bylaws or any provision of an agreement known to such counsel (without any independent inquiry or investigation) to which the Company, with respect to the Acquiring Fund, is a party or by which it is bound; (iv) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite corporate action on behalf of the Company and this Agreement has been duly executed and delivered by the Company on behalf of the Acquiring Fund and is a valid and binding obligation of the Company on behalf of the Acquiring Fund, subject to applicable bankruptcy, insolvency, fraudulent conveyance and similar laws or court decisions regarding enforcement of creditors' rights generally; (v) to the best of counsel's knowledge, no consent, approval, order or authorization of any court, governmental authority or agency is required for the Company to enter into this Agreement on behalf of the Acquired Fund or carry out its terms, except such as has been obtained under the Federal Securities Laws and Nebraska state law as it relates to treatment of corporations (including, in the case of each of the foregoing, the rules and regulations thereunder) or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Fund or the consummation of the transactions contemplated by this Agreement; and (vi) the Acquiring Fund Shares to be issued in the Reorganization have been duly authorized and upon issuance thereof in accordance with this Agreement will be validly issued, fully paid and non-assessable by the Company. Such opinion may rely on a certificate of the President or Vice President of the Company as to factual matters.

                  (c) At the Effective Time, the Company shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Company prior to or at the Effective Time and the Company shall have received a certificate from the President or Vice President of the Company, dated as of such date, certifying on behalf of the Company that the conditions set forth in this clause
(c) have been, and continue to be, satisfied.

          11. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE ACQUIRING FUND. The obligations of the Acquired Fund and the Acquiring Fund to effectuate this Agreement shall be subject to the satisfaction of each of the following conditions:

                  (a) The Company will call a meeting of shareholders of the Acquired Fund and the Acquiring Fund to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval by shareholders of the Acquired Funds of this Agreement and the transactions contemplated herein, including the Reorganization and the termination of the Acquired Fund if the Reorganization is consummated. The Company has prepared or will prepare a notice of meeting, form of proxy, and a combined Proxy Statement/Prospectus on Form N-14 (collectively, the "Proxy Materials") to be used in connection with such meeting.

                  (b) The Registration Statement on Form N-14 of the Acquiring Fund shall be effective under the 1933 Act and, to the best knowledge of the Acquiring Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

                  (c) The shares of the Acquiring Fund shall have been duly qualified for offering to the public in all states of the United States, the Commonwealth of Puerto Rico and the District of Columbia (except where such qualifications are not required) so as to permit the transfer contemplated by this Agreement to be consummated.

                  (d) The Acquired Fund and the Acquiring Fund shall have received on or before the Effective Time an opinion of counsel satisfactory to the Acquired Fund and the Acquiring Fund, based on customary officers' certificates provided by each, substantially to the effect that with respect to the Acquired Fund and the Acquiring Fund for Federal income tax purposes:

                           (i) No gain or loss will be recognized by the
Acquired Fund upon the transfer of its assets in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund's stated liabilities.

                           (ii) No gain or loss will be recognized by the
Acquiring Fund on its receipt of Acquired Fund assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund's liabilities;

                           (iii) The adjusted tax basis of the Acquired Fund's
assets in the Acquiring Fund's hands will be the same as the adjusted tax basis of those assets in the Acquired Fund's hands immediately before the Effective Time;

                           (iv) The Acquiring Fund's holding period for the
assets received from the Acquired Fund will include the holding period of those assets in the Acquired Fund's hands immediately before the Effective Time;

                           (v) No gain or loss will be recognized by the
Acquired Fund on the distribution of Acquiring Fund Shares to the Acquired Fund's shareholders in exchange for their Acquired Fund Shares;

                           (vi) No gain or loss will be recognized by any
Acquired Fund shareholder as a result of the Acquired Fund's distribution of Acquiring Fund Shares to such shareholder in exchange for such shareholder's Acquired Fund Shares;

                           (vii) The adjusted tax basis of the Acquiring Fund
Shares received by each Acquired Fund shareholder will be the same as the adjusted tax basis of that Acquired Fund shareholder's Acquired Fund Shares surrendered in exchange therefor; and

                           (viii) The holding period of the Acquiring Fund
Shares received by each Acquired Fund shareholder will include such shareholder's holding period for the Acquired Fund Shares surrendered in exchange therefor, provided that said Acquired Fund Shares were held as capital assets as of the Effective Time.

                  (e) This Agreement and the Reorganization contemplated hereby shall have been approved by at least a majority of the outstanding shares of the Acquired Fund and Acquiring Fund entitled to vote on the matter.

                  (f) The Board of Directors of the Company shall have approved this Agreement and authorized the issuance by the Acquiring Fund of Acquiring Fund Shares at the Effective Time in exchange for the assets of the Acquired Fund pursuant to the terms and provisions of this Agreement.

          12. EFFECTIVE TIME OF THE REORGANIZATION. The exchange of the Acquired Funds' assets for the Acquiring Fund Shares shall be effective as of opening of business on August 1, 2003, or at such other time and date as fixed by the mutual consent of the parties (the "Effective Time").

          13. TERMINATION. This Agreement and the transactions contemplated hereby may be terminated and abandoned without penalty by resolution of the Board of Directors of the Company, at any time prior to the Effective Time, if circumstances should develop that, in the opinion such Board, make proceeding with the Agreement inadvisable.

          14. AMENDMENT. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; provided, however, no such amendment may have the effect of changing the provisions for determining the number or value of Acquiring Fund Shares to be paid to the Acquired Fund's shareholders under this Agreement to the detriment of such Acquired Fund's shareholders.

          15. GOVERNING LAW. This Agreement shall be governed and construed in accordance with the laws of the State of Nebraska.

          16. NOTICES. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

         If to the Acquiring Fund or the Acquired Fund:

                  First Focus Funds, Inc.
                  1620 Dodge Street, Stop 1071
                  Omaha, Nebraska 68197
                  Attention: Meg Davies

                                 with copies to:


         Donald F. Burt                           John Munch
         Cline, Williams, Wright,                 SEI Investments
           Johnson, & Oldfather, L.L.P.           One Freedom Valley Drive
         233 So. 13th Street, Suite 1900          Oaks, PA 19456
         Lincoln, NE 68508

                  17. FEES AND EXPENSES. Except as otherwise provided for herein, all expenses of the Reorganization contemplated by this Agreement will be borne by the Acquired Fund. Such expenses include, without limitation: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Proxy Materials under the 1934 Act; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Acquired Fund's shareholders are resident as of the date of the mailing of the Proxy Materials to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees; and (viii) solicitation costs related to obtaining shareholder approval of the transactions contemplated by this Agreement.

          18. INDEMNIFICATION. The Company shall indemnify, defend and hold harmless, its Directors, officers, employees and agents, to the maximum extent permitted by applicable law, from and against all losses, claims, demands, liabilities and expenses, including legal fees and costs of defense, incurred in defending any third party claims, actions, suits or proceedings, including amounts paid in the compromise or settlement thereof, arising out of any untrue or alleged untrue statement of a material fact in, or any omission or alleged omission to state a material fact necessary to make the statements made not misleading from, any Proxy Materials, as filed and in effect with the SEC, or any application filed with any state regulatory agency in connection with the transactions contemplated in this Agreement. Any such indemnification shall be made in accordance with the Company's by-laws as then in effect and the applicable provisions of Nebraska law.

          19. HEADINGS, COUNTERPARTS, ASSIGNMENT.

                  (a) The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

                  (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

                  (c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

                  (d) ENTIRE AGREEMENT. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

                  (e) FURTHER ASSURANCES. Each of the parties shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

         IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first above written.

FIRST FOCUS FUNDS, INC., on behalf of its portfolio, First Focus Income Fund


                                            By: /s/ David P. Greer
                                            ------------------------------
                                            Title:  President


FIRST FOCUS FUNDS, INC., on behalf of its portfolio, First Focus Bond Fund


                                            By: /s/ David P. Greer
                                            -----------------------------
                                            Title: President

FIRST OMAHA INCOME FUND
and
FIRST OMAHA BOND FUND
each a portfolio of
FIRST OMAHA FUNDS, INC.
SPECIAL MEETING OF SHAREHOLDERS
July 25, 2003

CUSIP NOS:  320269-798
            320269-822

The undersigned shareholder(s) of First Omaha Income Fund (the "Acquiring Fund") and First Omaha Bond Fund (the "Acquired Fund), collectively the "Funds", each a portfolio of First Omaha Funds, Inc. (the "Company") hereby appoint(s) John Munch and Laurie Brooks, and each of them, true and lawful proxies, with power of substitution of each, to vote all shares of the Funds which the undersigned is entitled to vote, at the Special Meeting of Shareholders to be held on July 25, 2002, at 11:00 a.m. (Eastern time) at the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456 (the "Special Meeting").

Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS. The proxies named will vote the shares represented by this proxy in accordance with the choice made on this ballot. IF NO CHOICE IS INDICATED, THIS PROXY WILL BE VOTED FOR THAT MATTER.

         Proposal 1:    To approve or disapprove a proposed Agreement and
                        Plan of Reorganization (the "Reorganization
                        Agreement") between the Acquired Fund and the Acquiring Fund, whereby the Acquiring Fund will acquire all of the assets of the Acquired Fund in exchange for Acquiring Fund shares to be distributed pro rata to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired
                        Fund.

         Proposal 2:    To transact such other business as may properly
                        come before the Special Meeting or at any adjournments thereof.

YOU CAN HELP THE COMPANY AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, DATE AND RETURN THE ENCLOSED PROXY SO THAT THE REQUIRED QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

PLEASE RETURN BOTTOM PORTION WITH YOUR VOTE IN THE ENCLOSED ENVELOPE AND RETAIN THE TOP PORTION.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: (X)

KEEP THIS PROTION FOR YOUR RECORDS

-----------------------------------------------

FIRST FOCUS INCOME FUND


RECORD DATE SHARES:
                    ------------------------

         VOTE ON THE PROPOSAL

FOR               AGAINST           ABSTAIN

FIRST FOCUS BOND


RECORD DATE SHARES:
                    ------------------------

         VOTE ON THE PROPOSAL

FOR               AGAINST           ABSTAIN

Please sign EXACTLY as your name(s) appear(s) above. When signing as attorney, executor, administrator, guardian, director, custodian, etc., please give your full title as such. If a corporation or partnership, please sign the full name by an authorized officer or partner. If stock is owned jointly, all owners should sign.

-------------------------------------

-------------------------------------
Signature(s) of Shareholder(s)

Date:
     ------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                               Dated June 27, 2003
                  Relating to the Acquisition of the Assets of
                              FIRST OMAHA BOND FUND
                        By and in exchange for Shares of
                             FIRST OMAHA INCOME FUND

         This Statement of Additional Information dated June 27, 2003 is not a prospectus. A Proxy Statement/Prospectus dated June 27, 2003 related to the above-referenced matter may be obtained from the First Omaha Funds, Inc. This Statement of Additional Information should be read in conjunction with such Proxy Statement/Prospectus.

                                TABLE OF CONTENTS

1. Statement of Additional Information of FIRST OMAHA FUNDS, INC., dated June 27, 2003.

2. Statement of Additional Information of FIRST OMAHA FUNDS, INC., dated January 7, 2003.

3.       Annual report of FIRST OMAHA FUNDS, INC., dated March 31, 2003.

4. Pro Forma Combining Financial Statements (unaudited) of First Omaha Income Fund and First Omaha Bond Fund as of March 31, 2003.

         The Statement of Additional Information of the Company, dated January 7, 2003, is incorporated herein by reference to the Company's Rule 497(a) filing under Registration Statement on Form N-1A (File Nos. 33-85982 and 811-8846) which was filed with the Securities and Exchange Commission on or about January 7, 2003. A copy may be obtained, upon request and without charge, from First Omaha Funds Service Center, P.O. Box 219022, Kansas City, Missouri 64121-9022, telephone number 1-800-662-4203.

         The audited financial statements of the Funds, dated March 31, 2003, are incorporated herein by reference to the Company's Annual Report to Shareholders, dated March 31, 2003, which was filed with the Securities and Exchange Commission on or about May 28, 2003. A copy may be obtained, upon request and without charge, from the Company at the address or telephone number shown in the prior paragraph.

               PRO FORMA COMBINED FINANCIAL STATEMENTS (UNAUDITED)

                  Pro-Forma Schedule of Investments (Unaudited)
                First Focus Bond Fund and First Focus Income Fund

                March 31, 2003



                                           -------------------------       ----------------------       -------------------
                                                     Bond                          Income
                                                     Fund                           Fund                       Combined
                                           -------------------------       ----------------------       -------------------
                                            Principal                            Principal                   Principal
                                             Amount       Value             Amount      Value            Amount     Value
                                           -------------------------       ----------------------       -------------------
    U.S. Treasury Obligations
    U.S. Treasury Bonds
    13.750%, 08/15/04                                -            -        2,000,000   2,338,594        2,000,000   2,338,594
    8.125%, 08/15/21                                 -            -        1,500,000   2,111,655        1,500,000   2,111,655
    7.250%, 05/15/16                                 -            -          500,000     642,730          500,000     642,730
    6.250%, 05/15/30                                 -            -          500,000     596,679          500,000     596,679
    5.500%, 08/15/28                           250,000      269,482          750,000     808,448        1,000,000   1,077,930
                                                       -------------                 ------------                   ----------
                                                            269,482                    6,498,106                    6,767,588
                                                       -------------                 ------------                   ----------

    U.S. Treasury Notes
    U.S. Treasury Inflationary Index Notes
    3.375%, 01/15/07                         1,604,666    1,765,633                -           -        1,604,666   1,765,633
    3.000%, 07/15/12                         1,439,236    1,566,068                -           -        1,439,236   1,566,068
    U.S. Treasury Notes
    7.500%, 02/15/05                                 -            -        1,500,000   1,667,220        1,500,000   1,667,220
    7.250%, 05/15/04                                 -            -        1,000,000   1,067,070        1,000,000   1,067,070
    6.125%, 08/15/07                           750,000      859,478                -           -          750,000     859,478
    5.875%, 11/15/04                         1,250,000    1,339,600                -           -        1,250,000   1,339,600
    5.750%, 11/15/05                         1,500,000    1,651,875                -           -        1,500,000   1,651,875
    5.250%, 08/15/03                                 -            -          500,000     507,715          500,000     507,715
    3.500%, 11/15/06                           500,000      521,055        2,000,000   2,084,218        2,500,000   2,605,273
                                                       -------------                 ------------                   ----------
                                                          7,703,709                    5,326,223                    13,029,932
                                                       -------------                 ------------                   ----------
     Total U.S. Treasury Obligations                       7,973,191                   11,824,329                   19,797,520
                                                       -------------                 ------------                   ----------


    U.S. Government Agency Obligations
    FHLB
    7.375%, 02/12/10                                 -            -        1,000,000   1,221,485        1,000,000   1,221,485
    4.500%, 02/15/06                                 -            -          750,000     797,196          750,000     797,196
    3.500%, 11/15/07                         1,400,000    1,430,599                -           -        1,400,000   1,430,599
                                                       -------------                 ------------                   ----------
                                                          1,430,599                    2,018,681                    3,449,280
                                                       -------------                 ------------                   ----------

    FHLMC
    6.943%, 03/21/07                                 -            -          760,000     882,630          760,000     882,630
    6.250%, 03/05/12                                 -            -          380,000     415,252          380,000     415,252
    5.250%, 01/15/06                         1,350,000    1,464,130                -           -        1,350,000   1,464,130
    4.875%, 03/15/07                         1,350,000    1,463,144                -           -        1,350,000   1,463,144
    3.750%, 11/21/07                                 -            -          600,000     602,010          600,000     602,010
                                                       -------------                 ------------                   ----------
                                                           2,927,274                    1,899,892                   4,827,166
                                                       -------------                 ------------                   ----------

    FNMA
    7.125%, 01/15/30                         1,150,000    1,432,118        1,500,000   1,867,980        2,650,000   3,300,098
    6.250%, 02/17/11                                 -            -        1,000,000   1,038,641        1,000,000   1,038,641
    5.500%, 10/18/11                                 -            -          600,000     626,883          600,000     626,883
    5.250%, 01/15/09                                 -            -        3,000,000   3,300,060        3,000,000   3,300,060
    5.250%, 04/15/07                         1,300,000    1,427,215                -           -        1,300,000   1,427,215
                                                       -------------                 ------------                  -----------
                                                          2,859,333                    6,833,564                    9,692,897
                                                       -------------                 ------------                  -----------
    Total U.S. Government Agency Obligations             7,217,206                    10,752,137                   17,969,343
                                                       -------------                 ------------                  -----------


    U.S. Government Mortgage-Backed Obligations
    FHLMC
    7.000%, 02/15/29                                 -            -          533,032     539,130          533,032     539,130
    7.000%, 10/01/31                                 -            -          810,937     854,156          810,937     854,156
    6.500%, 02/01/31                                 -            -        1,508,390   1,574,179        1,508,390   1,574,179
    6.000%, 01/15/20                                 -            -        1,434,698   1,480,880        1,434,698   1,480,880
    6.000%, 01/15/29                                 -            -          718,094     732,860          718,094     732,860
    5.750%, 11/15/25                                 -            -        1,150,000   1,166,405        1,150,000   1,166,405
    5.500%, 07/15/13                                 -            -        1,100,000   1,147,665        1,100,000   1,147,665
    5.500%, 03/01/16                                 -            -        1,004,422   1,042,955        1,004,422   1,042,955
                                                       -------------                 ------------                   ----------
                                                                  -                    8,538,230                    8,538,230
                                                       -------------                 ------------                   ----------

    FNMA
    7.000%, 07/01/17                                 -            -          771,762     823,678          771,762     823,678
    7.000%, 05/01/29                                 -            -          938,490     990,290          938,490     990,290
    7.000%, 06/01/31                                 -            -          949,808   1,001,611          949,808   1,001,611
    7.000%, 09/01/31                                 -            -        1,129,338   1,190,932        1,129,338   1,190,932
    7.000%, 05/01/32                                 -            -          680,327     717,435          680,327     717,435
    6.500%, 03/01/32                                 -            -        1,075,631   1,122,854        1,075,631   1,122,854
    5.500%, 03/01/13                                 -            -        3,275,071   3,449,954        3,275,071   3,449,954
    5.000%, 04/01/13                                 -            -        3,300,000   3,437,474        3,300,000   3,437,474
                                                       -------------                 ------------                   ----------
                                                                   -                   12,734,228                  12,734,228
                                                       -------------                 ------------                   ----------

    GNMA
    7.000%, 12/15/27                                 -            -        1,908,142   2,029,885        1,908,142   2,029,885
                                                       -------------                 ------------                  -----------
    Total U.S. Government Mortgage-Backed Obligations             -                  23,302,343                    23,302,343
                                                       -------------                 ------------                  -----------


    Corporate Bonds
    Aerospace & Defense
    United Technologies Corp.                  575,000      664,125                -           -          575,000     664,125
                                                       -------------                 ------------                   ----------

    Banks
    Bank One Corp.                             550,000      691,625                -           -          550,000      691,625
    Bank One Corp.                                   -            -        1,011,000   1,343,047        1,011,000    1,343,047
    Key Bank                                   700,000      772,625                -           -          700,000      772,625
    Northern Trust                                   -            -          375,000     424,985          375,000      424,985
    SouthTrust Bank                            750,000      827,640                -           -          750,000      827,640
    Wells Fargo & Co.                          750,000      809,512                -           -          750,000      809,512
                                                       -------------                 ------------                   ----------
                                                          3,101,402                    1,768,032                     4,869,434
                                                       -------------                 ------------                   ----------

    Computers, Products & Services
    Dell Computer Corp.                        625,000      712,500          750,000     855,000        1,375,000   1,567,500
    Electronic Data Systems                    700,000      722,750                -           -          700,000     722,750
    Oracle Corp.                                     -            -          700,000     791,000          700,000     791,000
    Oracle Corp.                                     -            -          650,000     680,063          650,000     680,063
                                                       -------------                 ------------                   ----------
                                                          1,435,250                    2,326,063                    3,761,313
                                                       -------------                 ------------                   ----------

    Cosmetics & Toiletries
    Avon Products, Inc.                              -            -          493,000     576,810          493,000     576,810
    Avon Products, Inc.                              -            -          490,000     551,812          490,000     551,812
    Kimberly-Clark Corp.                             -            -        1,000,000   1,037,276        1,000,000   1,037,276
                                                       -------------                 ------------                   ----------
                                                                  -                    2,165,898                    2,165,898
                                                       -------------                 ------------                   ----------

    Data Processing
    First Data Corp.                           725,000      765,754                -           -         725,000      765,754
                                                       -------------                 ------------                   ----------

    Financial Services
    Block Financial Corp.                      600,000      688,971        1,085,000   1,245,890        1,685,000   1,934,861
    Countrywide Home Loan                      625,000      661,719                -           -          625,000     661,719
    Countrywide Home Loan                            -            -        1,000,000   1,065,388        1,000,000   1,065,388
    Goldman Sachs Group, Inc.                  650,000      652,158                -           -          650,000     652,158
    Household Finance Corp.                    675,000      777,094                -           -          675,000     777,094
    XTRA, Inc. MTN, Ser C                            -            -        1,025,000   1,099,983        1,025,000   1,099,983
                                                       -------------                 ------------                   ----------
                                                          2,779,942                    3,411,261                    6,191,203
                                                       -------------                 ------------                   ----------

    Food, Beverage & Tobacco
    Anheuser-Busch Cos., Inc.                  625,000      728,906        1,025,000   1,195,406        1,650,000   1,924,312
    Conagra Foods, Inc.                              -            -        1,000,000   1,178,679        1,000,000   1,178,679
    Nabisco, Inc.                              650,000      740,188                -           -          650,000     740,188
                                                       -------------                 ------------                   ----------
                                                         1,469,094                    2,374,085                     3,843,179
                                                       -------------                 ------------                   ----------

    Foreign Governments
    Province of Ontario                        700,000      701,309          875,000     876,636        1,575,000   1,577,945
                                                       -------------                 ------------                   ----------

    Gas/Natural Gas
    Duke Capital Corp.                         700,000      723,282                -           -          700,000     723,282
    Laclede Group, Inc.                        800,000      874,000                -           -          800,000     874,000
    TXU Corp.                                        -            -        1,000,000     990,000        1,000,000     990,000
                                                       -------------                 ------------                   ----------
                                                          1,597,282                      990,000                    2,587,282
                                                       -------------                 ------------                   ----------

    Insurance
    AMBAC Financial Group, Inc                       -            -        1,250,000   1,593,058        1,250,000   1,593,058
    Chubb Corporation                          650,000      675,992                -           -          650,000     675,992
    General Reinsurance Corp.                        -            -        1,100,000   1,392,240        1,100,000   1,392,240
                                                       -------------                 ------------                   ----------
                                                            675,992                    2,985,298                    3,661,290
                                                       -------------                 ------------                   ----------



    Medical Products & Services
    Bristol-Myers Squibb                       625,000      720,478                -           -          625,000     720,478
    Cardinal Health, Inc.                            -            -        1,250,000   1,445,312        1,250,000   1,445,312
    Health Net, Inc.                                 -            -          965,000   1,128,149          965,000   1,128,149
    Johnson & Johnson                                -            -        1,000,000   1,146,250        1,000,000   1,146,250
    McKesson Corp.                                   -            -        1,250,000   1,452,068        1,250,000   1,452,068
    Wyeth                                      750,000      826,875                -           -          750,000     826,875
                                                       -------------                 ------------                   ----------
                                                          1,547,353                    5,171,779                    6,719,132
                                                       -------------                 ------------                   ----------

    Petroleum & Fuel Products
    BJ Services Co., Ser B                           -            -          115,000     125,707          115,000     125,707
    BP Amoco Plc                               600,000      716,250                -           -          600,000     716,250
    Tosco Corp.                                550,000      697,125                -           -          550,000     697,125
                                                       -------------                 ------------                   ----------
                                                         1,413,375                      125,707                     1,539,082
                                                       -------------                 ------------                   ----------

    Photographic Equipment & Supplies
    Eastman Kodak Co. MTN, Ser A                     -            -          664,000     718,832          664,000     718,832
                                                       -------------                 ------------                   ----------

    Retail
    Limited Brands (A)                         650,000      660,627          900,000     914,714        1,550,000   1,575,341
    Safeway, Inc.                                    -            -        1,025,000   1,096,170        1,025,000   1,096,170
    Wal-Mart Stores                            650,000      730,437        1,000,000   1,123,750        1,650,000   1,854,187
                                                       -------------                 ------------                   ----------
                                                         1,391,064                    3,134,634                     4,525,698
                                                       -------------                 ------------                   ----------

    Semi-Conductors/Instruments
    Applied Material, Inc                            -            -          400,000     451,500          400,000     451,500
                                                       -------------                 ------------                   ----------

    Telephones & Telecommunications
    Verizon Global Funding Corp.               575,000      695,573                -           -          575,000     695,573
                                                       -------------                 ------------                   ----------

    Transportation
    Fedex Corp.                                      -            -        1,010,000   1,151,941        1,010,000   1,151,941
                                                       -------------                 ------------                   ----------

    Utilities & Electrical Services
    Allete, Inc.                               600,000      654,856          825,000     900,426        1,425,000   1,555,282
    Union Electric                             650,000      749,937                -           -          650,000     749,937
                                                       -------------                 ------------                   ----------
                                                          1,404,793                      900,426                    2,305,219
                                                       -------------                 ------------                   ----------
    Total Corporate Bonds                                19,642,308                   28,552,092                   48,194,400
                                                       -------------                 ------------                   ----------

    Investment Companies
    Goldman Sachs FSF, Treasury Obligations Fund                                         859,397        1,087,268   1,087,268
                                                       -------------                 ------------                   ----------
    Total Investment Companies                              227,871                      859,397                    1,087,268
                                                       -------------                 ------------                   ----------
    Total Investments                                    35,060,576                   75,290,298                   110,350,874
                                                       =============                 ============                   ==========



    FHLB --- Federal Home Loan Bank

    FHLMC -- Federal Home Loan Mortgage Corporation
    FNMA -- Federal National Mortgage Association

    GNMA -- Government National Mortgage Association
    MTN -- Medium Term Note
    Plc -- Public Liability Company
    Ser -- Series
    (A) Security exempt from registration under Rule 144A of the Securities Act of 1933.
    These securities may be resold in transactions exempt from registration normally to qualified institutions.


                                         PRO FORMA COMBINING STATEMENTS OF NET ASSETS
                                               For the year ended March 31, 2003



                                                       Bond Fund                                                        Income Fund

Other Assets and Liabilities, Net:                                     Other Assets and Liabilities, Net:
   Investment advisory fees payable                    $ (15,712)        Investment advisory fees payable                $ (27,620)
   Fund administration fees payable                       (6,285)        Fund administration fees payable                  (12,847)
   Administrative services plan fees payable              (1,571)        Administrative services plan fees payable          (3,211)
   Transfer agent out of pocket fees payable                (176)        Transfer agent out of pocket fees payable            (168)
   Other Assets and Liabilities                          464,010         Other Assets and Liabilities                     (135,815)
                                                     ------------                                                      ------------
Total Other Assets and Liabilities, Net                  440,266      Total Other Assets and Liabilities, Net             (179,661)
                                                     ------------                                                      ------------

Net Assets:                                                           Net Assets:
Paid-in-Capital of Institutional Class Shares                         Paid-in-Capital of Institutional Class Shares
(authorized 50,000,000 -- $0.00001 par value)                         (authorized 50,000,000 -- $0.00001 par value)
based on 3,390,868 outstanding shares of                              based on 7,313,206 outstanding shares of
beneficial interest                                   34,875,483      beneficial interest                               73,053,027
Distributions in excess of net investment income        (176,864)     Distributions in excess of net investment income    (748,677)
Accumulated net realized loss on investments            (895,437)     Accumulated net realized loss on investments         353,063
Net unrealized appreciation on investments             1,697,660      Net unrealized appreciation on investments         2,453,224
                                                     ------------                                                      ------------
TOTAL NET ASSETS                                     $35,500,842      TOTAL NET ASSETS                                 $75,110,637
                                                     ============                                                      ============
 Net Asset Value, Offering and Redemption                               Net Asset Value, Offering and Redemption Price
Price Per Share -- Institutional Class Shares             $10.47       Per Share -- Institutional Class Shares              $10.27
                                                     ============                                                      ============



                                                Pro Forma Combined
                                                 -----------------

 Other Assets and Liabilities, Net:
   Investment advisory fees payable                  $ (43,332)
   Fund administration fees payable                    (19,132)
   Administrative services plan fees payable            (4,782)
   Transfer agent out of pocket fees payable              (344)
   Other Assets and Liabilities                        328,195
                                                  -------------
Total Other Assets and Liabilities, Net                260,605
                                                  -------------

Net Assets:
Paid-in-Capital of Institutional Class Shares
(authorized 50,000,000 -- $0.00001 par value)
based on 10,770,094 outstanding shares of
beneficial interest                                107,928,510
Distributions in excess of net investment income      (925,541)
Accumulated net realized loss on investments          (542,374)
Net unrealized appreciation on investments           4,150,884
                                                  -------------
TOTAL NET ASSETS                                  $110,611,479
                                                  =============
 Net Asset Value, Offering and Redemption Price
Per Share -- Institutional Class Shares                 $10.27
                                                  ============

                           PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                                For the year ended March 31, 2003


                                                            Bond          Income       Pro Forma      Pro Forma
                                                            Fund           Fund        Adjustments    Combined
                                                          ----------     ----------    ----------    ------------

-----------------------------------------------------------------------------------------------------------------
Investment Income:
   Interest                                             $ 1,989,314     $3,702,633          $ -       $5,691,947
                                                          ----------     ----------    ----------    ------------
   Total Investment Income                                1,989,314      3,702,633                    $5,691,947
-----------------------------------------------------     ----------     ----------    ----------    ------------
Expenses:
-----------------------------------------------------
   Investment advisory fees                                 230,941        414,342           ---         645,283
-----------------------------------------------------
   Fund administration fees                                  76,981        138,115           ---         215,096
-----------------------------------------------------
   Transfer agent fees                                       30,305         58,894       (36,953)         52,246
-----------------------------------------------------
   Custody fees                                              11,547         20,717             -          32,264
-----------------------------------------------------
   Federal and state registration fees                       22,309         16,172        (5,000)         33,481
-----------------------------------------------------
   Professional fees                                         17,319         39,420        (6,219)         50,520
-----------------------------------------------------
   Printing fees                                              7,230         13,675             -          20,905
-----------------------------------------------------
   Directors' fees                                            2,012          3,461             -           5,473
-----------------------------------------------------
   Pricing fees                                               3,468          9,059             -          12,527
-----------------------------------------------------
   Administrative services plan fees                         38,490         68,983             -         107,473
-----------------------------------------------------
   Shareholder servicing fees --- Class B*                      ---            117          (117)            ---
-----------------------------------------------------
   Distribution fees --- Class A*                               ---             66           (66)            ---
-----------------------------------------------------
   Distribution fees --- Class B*                               ---            351          (351)            ---
-----------------------------------------------------
   Other expenses                                               781          2,178          (771)          2,188
-----------------------------------------------------     ----------     ----------    ----------    ------------
   Total expenses                                           441,383        785,550       (49,477)      1,177,456
-----------------------------------------------------
Less, waiver of:
-----------------------------------------------------
   Investment advisory fees                                 (38,490)      (117,396)      (26,943)       (182,829)
-----------------------------------------------------
   Custody fees                                             (11,547)       (20,717)            -         (32,264)
-----------------------------------------------------
   Administrative services plan fees                        (19,246)       (34,493)            -         (53,739)
-----------------------------------------------------     ----------     ----------    ----------    ------------
     Net Expenses                                           372,100        612,944       (76,420)        908,624
-----------------------------------------------------     ----------     ----------    ----------    ------------
Net Investment Income                                     1,617,214      3,089,689             -       4,783,323
-----------------------------------------------------     ----------     ----------    ----------    ------------
Realized and Unrealized Gain:
   Net realized gain on investments                       1,024,926      1,294,308             -       2,319,234
-----------------------------------------------------
   Change in unrealized appreciation on investments       2,193,873      2,653,720             -       4,847,593
-----------------------------------------------------     ----------     ----------    ----------    -------------
   Net Realized and Unrealized Gain on Investments        3,218,799      3,948,028             -       7,166,827
-----------------------------------------------------     ----------     ----------    ----------   -------------
   Net Increase in Net Assets Resulting From Operations $ 4,836,013     $7,037,717           $ -    $ 11,950,150
-----------------------------------------------------     ==========     ==========    ==========   =============

* Class A and B shares were fully liquidated on December 30, 2002.

The pro forma adjustments to these pro forma financial statements are comprised of:

(a) Adjustment to decrease transfer agent fees specific to the Bond Fund and closure of the Retail A and B Classes in Income on December 30, 2002.
(b) Adjustment to decrease registration fees specific to the Bond Fund, based on estimate for fiscal year ending March 31, 2004.
(c) Adjustment to decrease legal and audit fees allocated to the Bond fund, based on contractual information and estimates for the fiscal year ending March 31, 2004.
(d)     Adjustment to decrease miscellaneous fees allocated to the Bond Fund.
(e) Adjustment to increase the investment advisory fee waiver consistent with the arrangement between FNB Fund Advisers and the Income Fund.

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

         Section 21-2004 (15) of Nebraska Business Corporation Act allows indemnification of officers and directors of the Registrant under circumstances set forth therein. The Registrant has made such indemnification mandatory. Reference is made to Article 8-D of the Articles of Incorporation (Exhibit 1) and Article XIII of the Bylaws of Registrant (Exhibit 2).

         The general effect of such provisions is to require indemnification of persons who are in an official capacity with the corporation against judgments, penalties, fines and reasonable expenses including attorneys' fees incurred by said person if: (1) the person has not been indemnified by another organization for the same judgments, penalties, fines and expenses for the same acts or omissions; (2) the person acted in good faith; (3) the person received no improper personal benefit; (4) in the case of a criminal proceeding, the person had no reasonable cause to believe the conduct was unlawful; and (5) in the case of directors, officers and employees of the corporation, such persons reasonably believed that the conduct was in the best interest of the corporation, or in the case of directors, officers or employees serving at the request of the corporation for another organization, such person reasonably believed that the conduct was not opposed to the best interests of the corporation. A corporation is permitted to maintain insurance on behalf of any officer, director, employee or agent of the corporation, or any person serving as such at the request of the corporation, against any liability of such person.

         Nevertheless, Article 8-D of the Articles of Incorporation prohibits any indemnification which would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended and Article XIII of the Fund's Bylaws prohibits any indemnification inconsistent with the guidelines set forth in Investment Company Act Releases No. 7221 (June 9, 1972) and No. 11330 (September 2, 1980). Such Releases prohibit indemnification in cases involving willful misfeasance, bad faith, gross negligence and reckless disregard of duty and establish procedures for the determination of entitlement to indemnification and expense advances.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         In addition to the indemnification provisions contained in the Registrant's Articles and Bylaws, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreements, the Sub-Advisory Agreement, Distribution Agreement, Administration Agreement and Custodian Agreements. Finally, the Registrant has also included in its Articles of Incorporation (See Article X of the Articles of Incorporation (Exhibit 1)) a provision which eliminates the liability of outside directors to monetary damages for breach of fiduciary duty by such directors. Pursuant to Neb. Rev. Stat. Section 21-2035 (2), such limitation of liability does not eliminate or limit liability of such directors for any act or omission not in good faith which involves intentional misconduct or a knowing violation of law, any transaction from which such director derived an improper direct or indirect financial benefit, for paying a dividend or approving a stock repurchase which was in violation of the Nebraska Business Corporation Act and for any act or omission which violates a declaratory or injunctive order obtained by the Registrant or its shareholders.

ITEM 16.  EXHIBITS

1-a Articles of Incorporation (incorporated by reference to Exhibit 1.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

1-b     Amendment  of  Articles  of  Incorporation,   dated  December  19,  1994
        (incorporated by reference to Exhibit 1.2 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

1-c     Amendment  to  Articles  of   Incorporation,   dated  January  31,  1996
        (incorporated by reference to Exhibit 1.3 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

1-d     Amendment   to   Articles   of   Incorporation,   dated  July  29,  1996
        (incorporated by reference to Exhibit 1.4 to PEA No. 6 on Form N-1A Registration Statement filed December 10, 1996)

1-e Amendment to Articles of Incorporation, dated July 8, 1998 (incorporated by reference to Exhibit a-5 to PEA No. 11 on Form N-1A filed July 28,
        2000)

1-f     Amendment  to  Articles  of   Incorporation,   dated  October  15,  1999
        (incorporated by reference to Exhibit a-6 to PEA No. 11 on Form N-1A filed July 28, 2000)

1-g     Amendment   to   Articles   of   Incorporation,   dated  July  24,  2000
        (incorporated by reference to Exhibit a-7 to PEA No. 11 on Form N-1A filed July 28, 2000)

1-h     Amendment   to   Articles   of   Incorporation,   dated  July  30,  2001
        (incorporated by reference to Exhibit a-8 to PEA No. 14 on Form N-1A filed July 30, 2001)

1-i Amendment to Articles of Incorporation dated July 25, 2002 (incorporated by reference to Exhibit a-9 to PEA No. 16 on Form N-1A filed July 31,
        2002)

2 Bylaws (incorporated by reference to Exhibit 2 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

3       Not applicable

4 Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Proxy Statement/Prospectus included in this Registration Statement

5 Provisions defining the rights of shareholders are incorporated by reference from Exhibit 1-a above (Articles V and VIII) and Exhibit 2 above (Articles II and V).

6-a Investment Advisory Agreement, as amended (incorporated by reference to Exhibit 5.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

6-b Investment Advisory Agreement relating to the First Omaha Growth Fund (incorporated by reference to Exhibit 5.2 to PEA No. 8 on Form N-1A Registration Statement filed January 9, 1998)

6-c Amended Schedule A to Investment Advisory Agreements relating to First Omaha Income Fund and First Omaha Nebraska Tax-Exempt Fund (incorporated by reference to Exhibit d-3 to PEA No. 14 on Form N-1A filed July 30,
        2001)

6-d Amended and Restated Schedule A to each Investment Advisory Agreement, adding First Focus International Equity Fund and updating the names of the Funds and the Advisers, (incorporated by reference to Exhibit d-4 to PEA No. 16 on Form N-1A filed July 31, 2002)

6-e Form of Investment Sub-Advisory Agreement (incorporated by reference to Exhibit d-5 to PEA No. 15 on Form N-1A Registration Statement filed January 29, 2002)

7-a Distribution Agreement (incorporated by reference to Exhibit e-1 to PEA No. 13 on Form N-1A Registration Statement filed September 29, 2000)

8       Not applicable

9-a     Custodian  Agreement,  as amended  (incorporated by reference to Exhibit
        8.1 to PEA No. 5 on Form  N-1A  Registration  Statement  filed  July 23,
        1996)

9-b Amended Schedule A to the Custodian Agreement relating to First Omaha Income Fund, First Omaha Nebraska Tax-Exempt Fund and First Omaha Colorado Tax-Exempt Fund (incorporated by reference to Exhibit g-2 to PEA No. 14 on Form N-1A filed July 30, 2001)

9-c Custodian Agreement between Northern Trust and the Registrant relating to the International Equity Fund (incorporated by reference to Exhibit g-3 to PEA No. 16 on Form N-1A filed July 31, 2002)

10      Not applicable

11 Opinion and Consent of Messrs. Cline, Williams, Wright, Johnson, & Oldfather, L.L.P. is filed herewith

12 Tax Opinion of Messrs. Cline, Williams, Wright, Johnson, & Oldfather, L.L.P. is filed herewith

13-a Administration Agreement (incorporated by reference to Exhibit h-1 to PEA No. 13 on Form N-1A Registration Statement filed September 29, 2000)

13-b Administrative Services Plan and Servicing Agreement (incorporated by reference to Exhibit 9.3 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

13-c Transfer Agency Agreement, as amended (incorporated by reference to Exhibit 9.4 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

13-d Amended Schedule A to the Transfer Agency Agreement by and between First Omaha Funds, Inc. and First National Bank of Omaha (incorporated by reference to Exhibit h-4 to PEA No. 14 on Form N-1A filed July 30, 2001)

13-e Form of Amended and Restated Servicing Agreement to Administrative Services Plan (incorporated by reference to Exhibit 9.6 to PEA No. 6 on Form N-1A Registration Statement filed December 10, 1996)

13-f Amended Appendix A to the Servicing Agreement to Administrative Services Plan (incorporated by reference to Exhibit 9.9 to PEA No. 8 on Form N-1A Registration Statement filed January 9, 1998)

13-g Amended and Restated Appendix A to the Servicing Agreement to Administrative Services Plan is filed herewith

14      Consent of KPMG, L.L.P. is filed herewith

15      Not applicable

16      Manually signed powers-of-attorney are filed herewith

ITEM 17.  UNDERTAKINGS

         The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         The registrant agrees that every prospectus that is filed under the paragraph above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Omaha, State of Nebraska, on this 6th day of May, 2003.

                                                   FIRST FOCUS FUNDS, INC.

                                            By:    /s/ David P. Greer
                                                 -------------------------------
                                                   David P. Greer
                                                   President


         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


  /s/ David P. Greer             President, Principal Executive,     May 6, 2003
----------------------------     Financial and Accounting
David P. Greer                   Officer



*--------------------------      Director                            May 6, 2003
 Joseph Caggiano


*--------------------------      Director                            May 6, 2003
 Robert A. Reed


*--------------------------      Director                            May 6, 2003
 Harry A. Koch, Jr.


*--------------------------      Director                            May 6, 2003

 Gary Witt


*By:  /s/ David P. Greer
    ------------------------------
         David P. Greer
         Attorney-in-fact

                                  EXHIBIT INDEX

1-a Articles of Incorporation (incorporated by reference to Exhibit 1.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

1-b     Amendment  of  Articles  of  Incorporation,   dated  December  19,  1994
        (incorporated by reference to Exhibit 1.2 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

1-c     Amendment  to  Articles  of   Incorporation,   dated  January  31,  1996
        (incorporated by reference to Exhibit 1.3 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

1-d     Amendment   to   Articles   of   Incorporation,   dated  July  29,  1996
        (incorporated by reference to Exhibit 1.4 to PEA No. 6 on Form N-1A Registration Statement filed December 10, 1996)

1-e Amendment to Articles of Incorporation, dated July 8, 1998 (incorporated by reference to Exhibit a-5 to PEA No. 11 on Form N-1A filed July 28,
        2000)

1-f     Amendment  to  Articles  of   Incorporation,   dated  October  15,  1999
        (incorporated by reference to Exhibit a-6 to PEA No. 11 on Form N-1A filed July 28, 2000)

1-g     Amendment   to   Articles   of   Incorporation,   dated  July  24,  2000
        (incorporated by reference to Exhibit a-7 to PEA No. 11 on Form N-1A filed July 28, 2000)

1-h     Amendment   to   Articles   of   Incorporation,   dated  July  30,  2001
        (incorporated by reference to Exhibit a-8 to PEA No. 14 on Form N-1A filed July 30, 2001)

1-i Amendment to Articles of Incorporation dated July 25, 2002 (incorporated by reference to Exhibit a-9 to PEA No. 16 on Form N-1A filed July 31,
        2002)

2 Bylaws (incorporated by reference to Exhibit 2 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

3       Not applicable

4 Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Proxy Statement/Prospectus included in this Registration Statement

5 Provisions defining the rights of shareholders are incorporated by reference from Exhibit 1-a above (Articles V and VIII) and Exhibit 2 above (Articles II and V).

6-a Investment Advisory Agreement, as amended (incorporated by reference to Exhibit 5.1 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

6-b Investment Advisory Agreement relating to the First Omaha Growth Fund (incorporated by reference to Exhibit 5.2 to PEA No. 8 on Form N-1A Registration Statement filed January 9, 1998)

6-c Amended Schedule A to Investment Advisory Agreements relating to First Omaha Income Fund and First Omaha Nebraska Tax-Exempt Fund (incorporated by reference to Exhibit d-3 to PEA No. 14 on Form N-1A filed July 30,
        2001)

6-d Amended and Restated Schedule A to each Investment Advisory Agreement, adding First Focus International Equity Fund and updating the names of the Funds and the Advisers, (incorporated by reference to Exhibit d-4 to PEA No. 16 on Form N-1A filed July 31, 2002)

6-e Form of Investment Sub-Advisory Agreement (incorporated by reference to Exhibit d-5 to PEA No. 15 on Form N-1A Registration Statement filed January 29, 2002)

7-a Distribution Agreement (incorporated by reference to Exhibit e-1 to PEA No. 13 on Form N-1A Registration Statement filed September 29, 2000)

8       Not applicable

9-a     Custodian  Agreement,  as amended  (incorporated by reference to Exhibit
        8.1 to PEA No. 5 on Form  N-1A  Registration  Statement  filed  July 23,
        1996)

9-b Amended Schedule A to the Custodian Agreement relating to First Omaha Income Fund, First Omaha Nebraska Tax-Exempt Fund and First Omaha Colorado Tax-Exempt Fund (incorporated by reference to Exhibit g-2 to PEA No. 14 on Form N-1A filed July 30, 2001)

9-c Custodian Agreement between Northern Trust and the Registrant relating to the International Equity Fund (incorporated by reference to Exhibit g-3 to PEA No. 16 on Form N-1A filed July 31, 2002)

10      Not applicable

11 Opinion and Consent of Messrs. Cline, Williams, Wright, Johnson, & Oldfather, L.L.P. is filed herewith

12 Tax Opinion of Messrs. Cline, Williams, Wright, Johnson, & Oldfather, L.L.P. is filed herewith

13-a Administration Agreement (incorporated by reference to Exhibit h-1 to PEA No. 13 on Form N-1A Registration Statement filed September 29, 2000)

13-b Administrative Services Plan and Servicing Agreement (incorporated by reference to Exhibit 9.3 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

13-c Transfer Agency Agreement, as amended (incorporated by reference to Exhibit 9.4 to PEA No. 5 on Form N-1A Registration Statement filed July 23, 1996)

13-d Amended Schedule A to the Transfer Agency Agreement by and between First Omaha Funds, Inc. and First National Bank of Omaha (incorporated by reference to Exhibit h-4 to PEA No. 14 on Form N-1A filed July 30, 2001)

13-e Form of Amended and Restated Servicing Agreement to Administrative Services Plan (incorporated by reference to Exhibit 9.6 to PEA No. 6 on Form N-1A Registration Statement filed December 10, 1996)

13-f Amended Appendix A to the Servicing Agreement to Administrative Services Plan (incorporated by reference to Exhibit 9.9 to PEA No. 8 on Form N-1A Registration Statement filed January 9, 1998)

13-g Amended and Restated Appendix A to the Servicing Agreement to Administrative Services Plan is filed herewith

14      Consent of KPMG, L.L.P. is filed herewith

15      Not applicable

16      Manually signed powers-of-attorney are filed herewith